Financial Instruments - Derivative Instruments at Fair Value, Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Swap Contracts and Options (Caps and Collars) | Unrealized loss included in interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) in Income		$ (68)	$ (80)	$ (603)	$ (816)	$ 697
Forward-Exchange Contracts | Unrealized foreign currency exchange gain (loss) and other
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) in Income	$ 263	$ (794)	$ (86)	$ 155	$ 132	$ (387)